EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023
Renewable Power and Transition
Associates
Wind	13 – 50%	32 – 50%	$2,763	$577
Sustainable solutions	4 – 67%	4 – 51%	2,529	2,586
Other	12 – 67%	8 – 65%	1,696	1,748
			6,988	4,911
Infrastructure
Associates
Utilities	50%	50%	658	783
Transport	26 – 58%	26 – 58%	1,907	1,799
Data	26 – 49%	26 – 49%	6,232	6,023
Other	11 – 65%	11 – 65%	166	179
Joint ventures
Utilities	50%	50%	235	1,200
Transport	21 – 50%	21 – 50%	2,700	2,599
Midstream	25%	25%	457	461
Data	49 – 50%	49 – 50%	5,378	4,042
			17,733	17,086
Private Equity
Associates
Industrial operations	13 – 54%	13 – 54%	1,032	553
Other	11 – 50%	14 – 50%	3,174	2,950
			4,206	3,503
Real Estate
Associates
Transitional and development	25 – 27%	25 – 27%	111	96
Joint ventures
Core	17 – 56%	22 – 56%	10,603	10,702
Transitional and development	5 – 60%	5 – 60%	7,539	7,394
			18,253	18,192

Wealth Solutions[2]	83%	71%	8,699	4,411

Asset Management and Other
Associates
Oaktree	72%	68%	7,457	6,974
Real estate LP investments[3]	27 – 50%	16 – 50%	222	258
Joint ventures
Real estate LP investments[3]	18 – 93%	18 – 93%	3,715	3,387
Other equity accounted investments	25 – 85%	25 – 85%	1,037	402
			12,431	11,021

Total			$68,310	$59,124
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
3.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Wealth Solutions[2]	Asset Management and Other[3]	2024 Total	2023 Total
Balance, beginning of year	$4,911	$17,086	$3,503	$18,192	$4,411	$11,021	$59,124	$47,094
Additions, net of disposals[1]	1,880	1,528	1,004	474	2,732	1,544	9,162	10,798
Acquisitions through business combinations	8	—	—	—	—	—	8	44
Share of comprehensive income	424	1,143	10	375	1,556	619	4,127	2,755
Distributions received	(86)	(743)	(274)	(365)	—	(620)	(2,088)	(1,628)
Return of capital	—	—	—	(308)	—	(27)	(335)	(480)
Foreign currency translation	(149)	(1,281)	(37)	(115)	—	(106)	(1,688)	541
Balance, end of year	$6,988	$17,733	$4,206	$18,253	$8,699	$12,431	$68,310	$59,124
1.Includes assets sold and amounts reclassified to held for sale.
2.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
3.Asset Management equity accounted investments primarily relate to Oaktree and real estate LP investments. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.

Schedule of fair value of equity accounted investments
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2024			2023
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Renewable Power and Transition
Associates
Wind	$353	$16	$(128)	$185	$11	$—
Sustainable solutions	5,350	(365)	124	394	(15)	(67)
Other	2,465	198	880	2,893	662	(355)

Infrastructure
Associates
Utilities	193	(91)	(114)	1,136	39	(376)
Transport	3,119	342	(820)	3,044	27	330
Data	2,732	964	(764)	2,272	(45)	685
Other	228	(11)	(123)	206	(180)	(283)
Joint ventures
Utilities	272	87	(179)	724	286	183
Transport	9,353	2,481	(59)	12,102	4,114	36
Midstream	902	198	66	924	315	188
Data	475	(127)	(658)	1,047	511	(53)

Private Equity
Associates
Industrial operations	2,388	130	1	2,216	80	(5)
Other	6,888	(15)	(80)	6,951	208	6

Real Estate
Associates
Transitional and development	355	51	—	26	22	—
Joint ventures
Core	2,227	1,173	(38)	2,328	(66)	(60)
Transitional and development	3,045	469	(25)	2,956	76	(30)

Wealth Solutions[1]	14,366	898	750	6,785	452	484

Asset Management and Other
Associates
Oaktree	1,781	651	(1)	1,503	475	16
Real estate LP Investments[2]	17	(15)	(78)	40	(55)	(56)
Joint ventures
Real estate LP Investments[2]	1,503	724	82	1,878	336	34
Other equity accounted investments	496	77	(2)	285	50	18
	$58,508	$7,835	$(1,166)	$49,895	$7,303	$695
1.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.